Leases (Tables)	12 Months Ended
Dec. 31, 2019
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Detailed Information About In Right Of Use Assets
(a)	Right-of-use assets

	Buildings	Others	Total
	RMB million
Cost
As at 1 January 2019	2,554	1	2,555
Additions	2,262	1	2,263
Deductions	(130)	—	(130)

As at 31 December 2019	4,686	2	4,688

Accumulated depreciation
As at 1 January 2019	—	—	—
Charge for the year	(1,196)	(1)	(1,197)
Deductions	29	—	29

As at 31 December 2019	(1,167)	(1)	(1,168)

Impairment
As at 1 January 2019	—	—	—
Charge for the year	—	—	—
Deductions	—	—	—

As at 31 December 2019	—	—	—

Net book value
As at 1 January 2019	2,554	1	2,555

As at 31 December 2019	3,519	1	3,520

Detailed information about in recognized profit or loss leases
(b)	The amounts recognised in profit or loss in relation to leases are as follows:

31 December 2019
RMB million
Interest on lease liabilities	106
Depreciation charge of right-of-use assets	1,197
Expense relating to short-term leases	440
Expense relating to leases of low-value assets (except for short-term lease liabilities)	3

Total	1,746